Exhibit 99.26

Rating Agency ATR QM Data Fields

Loans in Report:	10

Loan Number	Pretium Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
4263530439	XXXXXX	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.375	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4263530437	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	2480.25	XXXXXX	11.391	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	4639.62
4263530435	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3966	XXXXXX	8.4158	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4263530436	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	8270.76	XXXXXX	9.4485	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4263530441	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	10999	XXXXXX	8.3999	Employed	Unemployed	U.S. Citizen	(No Data)	(No Data)	No	29849.53
4263530442	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	1708.5	XXXXXX	9.2601	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	4477.96
4263530571	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	2499	XXXXXX	9.9094	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4263530572	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	5809.99	XXXXXX	11.583	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
4263530775	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	4614	XXXXXX	7.9457	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	14746.06
4263530873	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	1999	XXXXXX	8.7374	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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